Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Derivative Instrument Transactions
The amounts of transactions as of December 31, 2024, and 2023 are as follows:

	Underlying Asset	Type of Settlement	12.31.24(*)	12.31.23(*)
Currency Forward Transactions
Purchases	Foreign currency	Daily difference	925,042,689	1,420,757,835
Sales	Foreign currency	Daily difference	599,043,771	1,286,410,551
Customers´ Purchases	Foreign currency	Daily difference	168,821,690	183,146,399
Customers´ Sales	Foreign currency	Daily difference	435,931,586	118,984,925
Repurchase Transactions
Forward Purchases	Government Securities	With delivery of the underlying asset	195,223,252	51,320,184
Forward Sales	Government Securities	With delivery of the underlying asset	246,937,431	2,625,740,781
Options
Put options taken	Government Securities	With delivery of the underlying asset	—	5,365,848,773
(*)Notional values.